Shareholder Report, Holdings (Details)	Jun. 30, 2025
GraniteShares HIPS US High Income ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.92%
GraniteShares HIPS US High Income ETF | Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
GraniteShares HIPS US High Income ETF | MPLX LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
GraniteShares HIPS US High Income ETF | Global Net Lease, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
GraniteShares HIPS US High Income ETF | Hess Midstream LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
GraniteShares HIPS US High Income ETF | Allspring Multi-Sector Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
GraniteShares HIPS US High Income ETF | Annaly Capital Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
GraniteShares HIPS US High Income ETF | USA Compression Partners LP Markets Debt Fund, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
GraniteShares HIPS US High Income ETF | Delek Logistics Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
GraniteShares HIPS US High Income ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
GraniteShares HIPS US High Income ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.92%
GraniteShares HIPS US High Income ETF | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.62%
GraniteShares HIPS US High Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.86%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.68%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Gold 100 Oz futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Natural Gas Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Brent Crude Oil Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Copper Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Soybean Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | WTI Crude Oil Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Silve Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Aluminum LME Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Corn Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.68%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.49%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
GraniteShares Nasdaq Select Disruptors ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
GraniteShares Nasdaq Select Disruptors ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
GraniteShares Nasdaq Select Disruptors ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
GraniteShares Nasdaq Select Disruptors ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
GraniteShares Nasdaq Select Disruptors ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
GraniteShares Nasdaq Select Disruptors ETF | Palantir Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
GraniteShares Nasdaq Select Disruptors ETF | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
GraniteShares Nasdaq Select Disruptors ETF | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
GraniteShares Nasdaq Select Disruptors ETF | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%
GraniteShares Nasdaq Select Disruptors ETF | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
GraniteShares Nasdaq Select Disruptors ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.52%
GraniteShares Nasdaq Select Disruptors ETF | Consumer - non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.89%
GraniteShares Nasdaq Select Disruptors ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
GraniteShares Nasdaq Select Disruptors ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
GraniteShares 2x Long LCID Daily ETF | LCID Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.46%
GraniteShares 2x Long LCID Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.54%
GraniteShares 2x Long LCID Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.46%
GraniteShares 2x Long LCID Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.54%
GraniteShares 2x Long MARA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.12%
GraniteShares 2x Long MARA Daily ETF | MARA Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.88%
GraniteShares 2x Long MARA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.88%
GraniteShares 2x Long MARA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.12%
GraniteShares 2x Long MRVL Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.91%
GraniteShares 2x Long MRVL Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.31%
GraniteShares 2x Long MRVL Daily ETF | MRVL Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.78%
GraniteShares 2x Long MRVL Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.91%
GraniteShares 2x Long MRVL Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.78%
GraniteShares 2x Long MRVL Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.31%
GraniteShares 2x Short MSTR Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.26%
GraniteShares 2x Short MSTR Daily ETF | MSTR Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.74%
GraniteShares 2x Short MSTR Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.74%
GraniteShares 2x Short MSTR Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.36%
GraniteShares 2x Long MSFT Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.32%
GraniteShares 2x Long MSFT Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
GraniteShares 2x Long MSFT Daily ETF | MSFT Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.21%
GraniteShares 2x Long MSFT Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.32%
GraniteShares 2x Long MSFT Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.21%
GraniteShares 2x Long MSFT Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
GraniteShares 2x Long MSTR Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.75%
GraniteShares 2x Long MSTR Daily ETF | MSFT Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.25%
GraniteShares 2x Long MSTR Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.25%
GraniteShares 2x Long MSTR Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.75%
GraniteShares 2x Long MU Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.87%
GraniteShares 2x Long MU Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
GraniteShares 2x Long MU Daily ETF | MU Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
GraniteShares 2x Long MU Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.87%
GraniteShares 2x Long MU Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.30%
GraniteShares 2x Long MU Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
GraniteShares 2x Long AAPL Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.98%
GraniteShares 2x Long AAPL Daily ETF | AAPL Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.02%
GraniteShares 2x Long AAPL Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.02%
GraniteShares 2x Long AAPL Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.98%
GraniteShares 2x Long AMD Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.63%
GraniteShares 2x Long AMD Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
GraniteShares 2x Long AMD Daily ETF | AMD Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.07%
GraniteShares 2x Long AMD Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.63%
GraniteShares 2x Long AMD Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.07%
GraniteShares 2x Long AMD Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
GraniteShares 2x Long AMZN Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.72%
GraniteShares 2x Long AMZN Daily ETF | AMZN Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.28%
GraniteShares 2x Long AMZN Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.28%
GraniteShares 2x Long AMZN Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.72%
GraniteShares 2x Long BABA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.37%
GraniteShares 2x Long BABA Daily ETF | BABA Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.63%
GraniteShares 2x Long BABA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.63%
GraniteShares 2x Long BABA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.37%
GraniteShares 2x Short COIN Daily ETF | COIN Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.59%
GraniteShares 2x Short COIN Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
GraniteShares 2x Short COIN Daily ETF | Cash
Holdings [Line Items]
Percent of Net Asset Value	33.40%
GraniteShares 2x Short COIN Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
GraniteShares 2x Short COIN Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.59%
GraniteShares 2x Short COIN Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
GraniteShares 2x Long COIN Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.38%
GraniteShares 2x Long COIN Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
GraniteShares 2x Long COIN Daily ETF | COIN Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.75%
GraniteShares 2x Long COIN Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.38%
GraniteShares 2x Long COIN Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.75%
GraniteShares 2x Long COIN Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
GraniteShares 2x Long CRWD Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.35%
GraniteShares 2x Long CRWD Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
GraniteShares 2x Long CRWD Daily ETF | CRWD Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.25%
GraniteShares 2x Long CRWD Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
GraniteShares 2x Long CRWD Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.25%
GraniteShares 2x Long DELL Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.58%
GraniteShares 2x Long DELL Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
GraniteShares 2x Long DELL Daily ETF | DELL Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.02%
GraniteShares 2x Long DELL Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.58%
GraniteShares 2x Long DELL Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.02%
GraniteShares 2x Long DELL Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
GraniteShares 2x Long META Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.23%
GraniteShares 2x Long META Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.23%
GraniteShares 2x Long META Daily ETF | META Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.54%
GraniteShares 2x Long META Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.54%
GraniteShares 2x Long META Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.23%
GraniteShares 2x Long META Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.23%
GraniteShares 2x Long INTC Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
GraniteShares 2x Long INTC Daily ETF | INTC Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.30%
GraniteShares 2x Long INTC Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.30%
GraniteShares 2x Long INTC Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
GraniteShares 2x Long IONQ Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.48%
GraniteShares 2x Long IONQ Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.32%
GraniteShares 2x Long IONQ Daily ETF | IONQ Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.20%
GraniteShares 2x Long IONQ Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.48%
GraniteShares 2x Long IONQ Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.20%
GraniteShares 2x Long IONQ Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.32%
GraniteShares 2x Short NVDA Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
GraniteShares 2x Short NVDA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.49%
GraniteShares 2x Short NVDA Daily ETF | NVDA Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.84%
GraniteShares 2x Short NVDA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.84%
GraniteShares 2x Short NVDA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.49%
GraniteShares 2x Short NVDA Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
GraniteShares 2x Long NVDA Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.63%
GraniteShares 2x Long NVDA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
GraniteShares 2x Long NVDA Daily ETF | NVDA Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.81%
GraniteShares 2x Long NVDA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.81%
GraniteShares 2x Long NVDA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
GraniteShares 2x Long NVDA Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.63%
GraniteShares 2x Long PLTR Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.83%
GraniteShares 2x Long PLTR Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
GraniteShares 2x Long PLTR Daily ETF | PLTR Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.75%
GraniteShares 2x Long PLTR Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.83%
GraniteShares 2x Long PLTR Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.75%
GraniteShares 2x Long PLTR Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
GraniteShares 2x Long QCOM Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
GraniteShares 2x Long QCOM Daily ETF | QCOM Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.00%
GraniteShares 2x Long QCOM Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
GraniteShares 2x Long QCOM Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.00%
GraniteShares 2x Long RDDT Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
GraniteShares 2x Long RDDT Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
GraniteShares 2x Long RDDT Daily ETF | RDDT Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.56%
GraniteShares 2x Long RDDT Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
GraniteShares 2x Long RDDT Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.56%
GraniteShares 2x Long RDDT Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
GraniteShares 2x Long RIVN Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.01%
GraniteShares 2x Long RIVN Daily ETF | RIVN Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.99%
GraniteShares 2x Long RIVN Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.99%
GraniteShares 2x Long RIVN Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.01%
GraniteShares 2x Long SMCI Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.74%
GraniteShares 2x Long SMCI Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.23%
GraniteShares 2x Long SMCI Daily ETF | SMCI Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.03%
GraniteShares 2x Long SMCI Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.74%
GraniteShares 2x Long SMCI Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.03%
GraniteShares 2x Long SMCI Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.23%
GraniteShares 2x Short TSLA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.91%
GraniteShares 2x Short TSLA Daily ETF | TSLA Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.09%
GraniteShares 2x Short TSLA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.09%
GraniteShares 2x Short TSLA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.91%
GraniteShares 1.25x Long TSLA Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.18%
GraniteShares 1.25x Long TSLA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.77%
GraniteShares 1.25x Long TSLA Daily ETF | TSLA Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.05%
GraniteShares 1.25x Long TSLA Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.05%
GraniteShares 1.25x Long TSLA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.18%
GraniteShares 1.25x Long TSLA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.77%
GraniteShares 2x Long TSLA Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
GraniteShares 2x Long TSLA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.89%
GraniteShares 2x Long TSLA Daily ETF | TSLA Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.51%
GraniteShares 2x Long TSLA Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
GraniteShares 2x Long TSLA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.51%
GraniteShares 2x Long TSLA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.89%
GraniteShares 2x Long TSM Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.98%
GraniteShares 2x Long TSM Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.38%
GraniteShares 2x Long TSM Daily ETF | TSM Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.64%
GraniteShares 2x Long TSM Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.98%
GraniteShares 2x Long TSM Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.64%
GraniteShares 2x Long TSM Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.38%
GraniteShares 2x Long UBER Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.24%
GraniteShares 2x Long UBER Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
GraniteShares 2x Long UBER Daily ETF | UBER Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.22%
GraniteShares 2x Long UBER Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.24%
GraniteShares 2x Long UBER Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.22%
GraniteShares 2x Long UBER Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
GraniteShares 2x Long VRT Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.46%
GraniteShares 2x Long VRT Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
GraniteShares 2x Long VRT Daily ETF | VRT Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.62%
GraniteShares 2x Long VRT Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.46%
GraniteShares 2x Long VRT Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.62%
GraniteShares 2x Long VRT Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
GraniteShares YieldBOOST NVDA ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.06%
GraniteShares YieldBOOST NVDA ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.13%
GraniteShares YieldBOOST NVDA ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
GraniteShares YieldBOOST NVDA ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.06%
GraniteShares YieldBOOST NVDA ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.13%
GraniteShares YieldBOOST NVDA ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
GraniteShares YieldBOOST QQQ ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.47%
GraniteShares YieldBOOST QQQ ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.34%
GraniteShares YieldBOOST QQQ ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
GraniteShares YieldBOOST QQQ ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.47%
GraniteShares YieldBOOST QQQ ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.34%
GraniteShares YieldBOOST QQQ ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
GraniteShares YieldBOOST TSLA ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.78%
GraniteShares YieldBOOST TSLA ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.27%
GraniteShares YieldBOOST TSLA ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%
GraniteShares YieldBOOST TSLA ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.78%
GraniteShares YieldBOOST TSLA ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.27%
GraniteShares YieldBOOST TSLA ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%
GraniteShares YieldBOOST Bitcoin ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.73%
GraniteShares YieldBOOST Bitcoin ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.04%
GraniteShares YieldBOOST Bitcoin ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
GraniteShares YieldBOOST Bitcoin ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.73%
GraniteShares YieldBOOST Bitcoin ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.04%
GraniteShares YieldBOOST Bitcoin ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
GraniteShares YieldBOOST SPY ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.12%
GraniteShares YieldBOOST SPY ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.81%
GraniteShares YieldBOOST SPY ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
GraniteShares YieldBOOST SPY ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.12%
GraniteShares YieldBOOST SPY ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.81%
GraniteShares YieldBOOST SPY ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%